Goodwill and Intangible Assets - Schedule of Changes in Goodwill (Detail) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Goodwill [Line Items]
Balance	$ 1,961.0	$ 1,933.1
Translation	(11.2)	27.9
Balance	1,949.8	1,961.0	$ 1,933.1
HCM [Member]
Goodwill [Line Items]
Balance	$ 1,961.0	1,933.1	2,008.5
Formation of Joint Venture Company			(87.7)
Translation		27.9	12.3
Balance		1,961.0	$ 1,933.1
Tax-deductible goodwill		$ 12.2